Consolidated Financial Statements
(Unaudited)

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)
March 31, 2011

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Financial Statements (Unaudited)

March 31, 2011

Contents

Consolidated Portfolio Asset Allocation	2

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Investments	4
Consolidated Statement of Operations	11
Consolidated Statements of Changes in Net Assets	12
Consolidated Statement of Cash Flows	13
Notes to Consolidated Financial Statements	14
Consolidated Schedule of Changes in Investments in Affiliates	28
Consolidated Schedule of Restricted Securities of Unaffiliated Issuers	29

Supplemental Information (Unaudited)

Consolidating Statement of Assets and Liabilities	30
Consolidating Statement of Operations	31

Tennenbaum Opportunities Fund V, LLC (the “Company”) files a schedule of its investment in Tennenbaum Opportunities Partners V, LP (the “Partnership”) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.  Investments listed in the Consolidated Statement of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov.  The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000.  Collect calls for this purpose are accepted.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

March 31, 2011

Percent of Cash
Industry	and Investments

Wired Telecommunications Carriers	11.8%
Gambling Industries	8.4%
Communications Equipment Manufacturing	5.4%
Business Support Services	4.9%
Radio and Television Broadcasting	4.7%
Architectural, Engineering, and Related Services	4.5%
Cable and Other Subscription Programming	4.1%
Scheduled Air Transportation	3.8%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	3.3%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	3.2%
Other Financial Investment Activities	3.1%
Electric Power Generation, Transmission and Distribution	2.8%
Full-Service Restaurants	2.5%
Semiconductor and Other Electronic Component Manufacturing	2.2%
Other General Merchandise Stores	2.1%
Metal and Mineral (except Petroleum) Merchant Wholesalers	2.0%
Industrial Machinery Manufacturing	1.8%
Software Publishers	1.6%
Pharmaceutical and Medicine Manufacturing	1.5%
Aerospace Product and Parts Manufacturing	1.5%
Sporting Goods, Hobby, Book, and Music Stores	1.3%
Data Processing, Hosting, and Related Services	1.2%
Other Professional, Scientific, and Technical Services	1.2%
Offices of Real Estate Agents and Brokers	1.1%
Oil and Gas Extraction	0.8%
Depository Credit Intermediation	0.7%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.7%
Support Activities for Mining	0.6%
Activities Related to Credit Intermediation	0.5%
Health and Personal Care Stores	0.4%
Computer and Peripheral Equipment Manufacturing	0.4%
Traveler Accommodation	0.2%
Home Furnishings Stores	0.0%
Newspaper, Periodical, Book, and Directory Publishers	0.0%
Other Amusement and Recreation Industries	0.0%
Motor Vehicle Manufacturing	0.0%
Cash and Cash Equivalents	15.7%

Total	100.0%

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

March 31, 2011

Assets
Investments, at fair value:
Unaffiliated issuers (cost $988,566,930)	$972,184,159
Affiliates (cost $349,890,658)	292,617,539
Total investments (cost $1,338,457,588)	1,264,801,698

Cash and cash equivalents	234,781,820
Accrued interest income:
Unaffiliated issuers	17,901,671
Affiliates	533,072
Receivable for investments sold	11,297,599
Deferred debt issuance costs	4,029,639
Currency options (cost $1,709,104)	793,416
Prepaid expenses and other assets	70,736
Total assets	1,534,209,651

Liabilities
Credit facility payable	97,690,200
Distributions payable	46,000,000
Payable for investments purchased	10,125,158
Management and advisory fees payable	2,387,500
Equity placement costs payable	543,163
Currency options written (proceeds $363,774)	438,373
Payable to the Investment Manager	56,295
Interest payable	4,308
Accrued expenses and other liabilities	581,495
Total liabilities	157,826,492

Preferred stock
Series Z; $500/share liquidation preference; 560 shares authorized,
issued and outstanding	280,000
Accumulated dividends on Series Z preferred stock	7,067
Total preferred stock	287,067

Preferred equity facility
Series A preferred limited partner interests in
Tennenbaum Opportunities Partners V, LP; $20,000/interest liquidation preference;
25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated dividends on Series A preferred equity facility	886,225
Total preferred limited partner interests	369,886,225

Net assets applicable to common shareholders	$1,006,209,867

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 78,287.806 shares
issued and outstanding	$78
Paid-in capital in excess of par	1,078,833,219
Distributions in excess of net investment income	(21,869,523)
Accumulated net realized gain	23,261,850
Accumulated net unrealized depreciation	(74,008,690)
Accumulated dividends to Series Z preferred shareholders	(7,067)
Net assets applicable to common shareholders	$1,006,209,867

Common stock, NAV per share	12,852.70

See accompanying notes.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Company

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (70.66%)
Bank Debt (39.18%) (1)
Architectural, Engineering, and Related Services (0.94%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14 (2)	$14,042,708	$14,042,708	0.94%

Business Support Services (4.69%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$68,959,639	70,338,832	4.69%

Cable and Other Subscription Programming (3.45%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15%, due 11/21/17 - (Germany) (2), (3)	€2,728,036	3,632,543	0.24%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1%, due 11/21/17 - (Germany) (2), (3)	€27,207,347	25,885,549	1.73%
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17 - (Germany) (2), (3)	€7,500,000	11,335,249	0.76%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK,
due 11/21/17 - (Germany) (2), (3)	€2,501,250	2,333,697	0.15%
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK,
due 11/21/17 - (Germany) (2), (3)	€9,103,800	8,493,957	0.57%
Total Cable and Other Subscription Programming		51,680,995

Communications Equipment Manufacturing (5.41%)
Dialogic Corporation, Senior Secured Notes, LIBOR + 11%, due 9/30/13	$47,933,138	47,933,138	3.20%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/16/14	$34,548,847	33,166,893	2.21%
Total Communications Equipment Manufacturing		81,100,031

Computer and Peripheral Equipment Manufacturing (0.37%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 2% PIK, due 11/22/12	$5,603,180	5,603,180	0.37%

Electric Power Generation, Transmission and Distribution (2.82%)
Texas Competitive Electric Holdings Company, LLC, B3 Term Loan,
LIBOR + 3.5%, due 10/10/14	$26,215,333	22,091,871	1.47%
Texas Competitive Electric Holdings Company, LLC, Delayed Draw Term Loan,
LIBOR + 3.5%, due 10/10/14	$24,163,631	20,231,000	1.35%
Total Electric Power Generation, Transmission and Distribution		42,322,871

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.66%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%,
due 10/2/13	$740,893	663,100	0.04%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$10,426,066	9,331,329	0.62%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		9,994,429

Newspaper, Periodical, Book, and Directory Publishers (0.02%)
Local Insight Regatta Holdings, Inc., 1st Lien Term Loan, LIBOR + 4%, due 4/23/15	$1,000,000	331,667	0.02%

Offices of Real Estate Agents and Brokers (1.14%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$16,385,542	17,852,048	1.19%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$24,164,053	(760,613)	(0.05)%
Total Offices of Real Estate Agents and Brokers		17,091,435

Other Financial Investment Activities (3.14%)
American Capital, Ltd., Senior Secured 1st Lien Term Loan, LIBOR + 5.5%, due 12/31/13	$8,393,285	8,432,633	0.56%
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$47,541,058	38,686,536	2.58%
Total Other Financial Investment Activities		47,119,169

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Company

	Principal		Fair	Percent of Cash
Investment	Amount		Value	and Investments

Debt Investments (continued)
Other General Merchandise Stores (2.13%)
Conn Appliances, Inc., Term Loan, LIBOR + 11.5%, due 11/30/14		$31,912,946	$31,912,946	2.13%

Radio and Television Broadcasting (4.42%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, due 2/28/16 (2)		$9,843,750	10,139,062	0.68%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16 (2)		$54,004,816	56,165,009	3.74%
Total Radio and Television Broadcasting			66,304,071

Semiconductor and Other Electronic Component Manufacturing (2.02%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, due 9/29/15		$27,414,213	27,551,284	1.83%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16		$2,815,271	2,815,271	0.19%
Total Semiconductor and Other Electronic Component Manufacturing			30,366,555

Software Publishers (1.57%)
EAM Software Finance Pty, Ltd, Senior Secured 1st Lien Tranche A Term Loan,
BBSY + 2.25% Cash + 1.5% PIK, due 5/10/13 - (Australia) (3)	AUD	8,611,914	8,623,941	0.58%
EAM Software Finance Pty, Ltd, Senior Secured 1st Lien Tranche B Term Loan,
BBSY + 2.75% Cash + 1.5% PIK, due 11/10/13 - (Australia) (3)	AUD	14,018,221	13,885,764	0.93%
Infor Global Solutions, Extended Initial 1st Lien Delayed Draw Term Loan, LIBOR + 5.75%,
due 12/31/13		$345,065	341,614	0.02%
Infor Global Solutions, Extended Initial 1st Lien Term Loan, LIBOR + 5.75%, due 12/31/13		$649,727	643,027	0.04%
Total Software Publishers			23,494,346

Sporting Goods, Hobby, Book, and Music Stores (1.28%)
Borders Group, Inc., Senior Secured Super Priority DIP Term Loan,
LIBOR + 12.5%, due 2/16/12		$19,168,146	19,168,146	1.28%

Support Activities for Mining (0.63%)
Trico Marine Services, Inc., 1st Lien Term Loan, LIBOR + 15.5%, due 12/31/11		$36,891	36,891	-
Trico Shipping AS, 1st Lien Term Loan A, 13.5%, due 7/1/14 - (Norway)		$9,657,578	9,058,808	0.61%
Trico Shipping AS, Priority 1st Lien Term Loan A, 13.5%, due 9/21/11 - (Norway)		$210,375	210,375	0.01%
Trico Shipping AS, Priority 1st Lien Term Loan B, 13.5%, due 9/21/11 - (Norway)		$98,523	98,523	0.01%
Total Support Activities for Mining			9,404,597

Traveler Accommodation (0.23%)
Buffets Holdings, Inc., 1st Lien Term Loan, LIBOR + 10%, due 4/22/15		$4,000,000	3,536,668	0.23%

Wired Telecommunications Carriers (4.26%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (3)		€5,852,181	6,773,411	0.45%
Hawaiian Telcom Communications, Inc., Senior Secured Term Loan, LIBOR + 6%,
due 10/28/15		$12,978,024	13,274,662	0.88%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15 (2)		$15,665,136	15,846,272	1.06%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.50%,
due 8/9/16 - (Netherlands) (3)		€13,645,416	14,344,492	0.96%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%,
due 2/16/17 - (Netherlands) (3)		€13,543,623	13,575,943	0.91%
Total Wired Telecommunications Carriers			63,814,780

Total Bank Debt (Cost $556,038,687)			587,627,426

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Company

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Other Corporate Debt Securities (31.48%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (3.19%)
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$22,767,000	$20,611,420	1.38%
NCO Group, Inc., Senior Unsecured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$29,404,000	27,179,293	1.81%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		47,790,713

Aerospace Product and Parts Manufacturing (1.47%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$20,141,000	17,277,755	1.15%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$5,570,000	4,706,650	0.32%
Total Aerospace Product and Parts Manufacturing		21,984,405

Architectural, Engineering, and Related Services (3.34%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$46,008,000	37,413,246	2.49%
Alion Science & Technology Corporation, Senior Secured Notes,
10% Cash + 2% PIK, due 11/1/14	$10,506,538	10,874,057	0.73%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
18% PIK, due 3/31/15 (2), (5)	$1,870,660	1,870,660	0.12%
Total Architectural, Engineering, and Related Services		50,157,963

Data Processing, Hosting, and Related Services (0.55%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$5,814,000	5,948,013	0.40%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	$1,873,000	2,322,520	0.15%
Total Data Processing, Hosting, and Related Services		8,270,533

Depository Credit Intermediation (0.56%)
Allied Irish Bank PLC, Senior Unsecured Floating Rate Notes, EURIBOR + 0.075%,
due 4/11/12 - (Ireland) (3)	€1,750,000	2,200,979	0.15%
Allied Irish Bank PLC, Senior Unsecured Floating Rate Notes, EURIBOR + 0.075%,
due 9/15/11 - (Ireland) (3)	€4,800,000	6,252,173	0.41%
Total Depository Credit Intermediation		8,453,152

Full-Service Restaurants (2.45%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (5)	$35,724,000	36,828,586	2.45%

Gambling Industries (3.68%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$60,600,000	55,146,000	3.68%

Health and Personal Care Stores (0.40%)
Rite Aid Corporation, Senior Unsecured Notes, 9.5%, due 6/15/17	$6,640,000	5,984,234	0.40%

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	643,230	0.04%

Industrial Machinery Manufacturing (1.24%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$18,525,165	18,525,165	1.24%

Metal and Mineral (except Petroleum) Merchant Wholesalers (1.99%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$30,334,000	29,904,471	1.99%

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Company

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Debt Investments (continued)
Oil and Gas Extraction (0.82%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$8,096,000	$8,601,676	0.58%
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$3,777,000	3,654,247	0.24%
Total Oil and Gas Extraction		12,255,923

Other Professional, Scientific, and Technical Services (1.20%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12 -
(France, Germany, United Kingdom) (5)	$20,785,000	17,990,041	1.20%

Pharmaceutical and Medicine Manufacturing (1.48%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 9.75%, due 12/15/16 - (France) (5)	$10,204,000	7,843,713	0.52%
Novasep Holdings SAS, Senior Secured Notes, 9.625%, due 12/15/16 - (France) (3)	€15,452,000	14,329,397	0.96%
Total Pharmaceutical and Medicine Manufacturing		22,173,110

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (3.35%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$52,174,000	50,217,475	3.35%

Scheduled Air Transportation (2.52%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$2,180,234	2,311,048	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$4,948,341	6,868,297	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$4,963,486	6,916,618	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$1,927,956	1,927,956	0.13%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$4,321,485	5,110,156	0.34%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$5,322,024	6,495,531	0.43%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$5,827,876	8,124,059	0.54%
Total Scheduled Air Transportation		37,753,665

Wired Telecommunications Carriers (3.20%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$18,170,000	20,168,700	1.34%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK,
due 8/16/17 - (Netherlands) (3), (4), (5)	€50,556,094	15,532,278	1.04%
Zayo Group, LLC, Senior Secured 1st Lien Notes, 10.25%, due 3/15/17	$11,067,000	12,256,702	0.82%
Total Wired Telecommunications Carriers		47,957,680

Total Other Corporate Debt Securities (Cost $492,158,235)		472,036,346

Total Debt Investments (Cost $1,048,196,922)		1,059,663,772

Equity Securities (13.68%)
Activities Related to Credit Intermediation (0.49%)
Online Resources Corporation, Common Stock (2), (4), (6)	1,959,400	7,406,532	0.49%

Architectural, Engineering, and Related Services (0.23%)
Alion Science & Technology Corporation, Warrants (4)	10,380	537,580	0.04%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	6,674	1,043,499	0.07%
ESP Holdings, Inc., Common Stock (2), (4), (5), (6)	29,156	1,858,795	0.12%
Total Architectural, Engineering, and Related Services		3,439,874

Business Support Services (0.20%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	3,066,870	0.20%

Cable and Other Subscription Programming (0.68%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5), (6)	78,000	10,177,478	0.68%

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Company

		Fair	Percent of Cash
Investment	Shares	Value	and Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.67%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	$181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	10,066,394	0.67%
Total Data Processing, Hosting, and Related Services		10,066,575

Depository Credit Intermediation (0.18%)
Doral Financial Corporation, Common Stock (4)	2,410,794	2,651,873	0.18%
Doral GP, Ltd., GP Interest (2), (4), (5), (6)	100	225	-
Total Depository Credit Intermediation		2,652,098

Gambling Industries (4.69%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4),(5), (6)	77,442,845	67,146,975	4.48%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	3,130,862	0.21%
Total Gambling Industries		70,277,837

Industrial Machinery Manufacturing (0.60%)
GSI Group, Inc., Common Stock (4), (5)	876,521	9,028,166	0.60%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	83	8,750	-

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	11,500,685	11,501	-

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	44,605	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	15,576	-
Total Other Amusement and Recreation Industries		60,181

Radio and Television Broadcasting (0.24%)
Encompass Digital Media Group, Inc., Common Stock (2), (4), (5), (6)	661,765	3,571,875	0.24%

Scheduled Air Transportation (1.23%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)	282	3,325,388	0.22%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)	280	3,282,852	0.22%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)	340	4,244,755	0.28%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)	306	3,972,354	0.27%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)	280	3,602,977	0.24%
Total Scheduled Air Transportation		18,428,326

Semiconductor and Other Electronic Component Manufacturing (0.16%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	2,342,387	0.16%

Wired Telecommunications Carriers (4.31%)
Hawaiian Telcom Holdco, Inc., Common Stock (4), (5)	462,676	12,145,245	0.81%
Hawaiian Telcom Holdco, Inc., Warrants (4), (5)	54,272	705,536	0.05%
Integra Telecom, Inc., Common Stock (2), (4), (5), (6)	10,080,250	51,655,953	3.44%
Integra Telecom, Inc., Warrants (2), (4), (5), (6)	3,018,747	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	6,550,500	92,742	0.01%
Total Wired Telecommunications Carriers		64,599,476

Total Equity Securities (Cost $290,260,666)		205,137,926

Total Investments (Cost $1,338,457,588) (7)		1,264,801,698

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Company

	Principal		Fair	Percent of Cash
Investment	Amount		Value	and Investments

Cash and Cash Equivalents (15.66%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.10%, due 4/1/11
Collateralized by Federal Home Loan Bank Bonds		$3,328,483	3,328,483	0.22%
American Express Credit Corporation, Commercial Paper, 0.05%, due 4/1/11		$29,000,000	29,000,000	1.94%
Chevron Funding Corporation, Commercial Paper, 0.13%, due 4/1/11		$12,000,000	12,000,000	0.80%
Chevron Funding Corporation, Commercial Paper, 0.13%, due 4/8/11		$15,000,000	14,999,621	1.00%
Toyota Motor Credit Corporation, Commercial Paper, 0.25%, due 4/8/11		$15,000,000	14,999,271	1.00%
American Express Credit Corporation, Commercial Paper, 0.13%, due 4/22/11		$22,000,000	21,998,332	1.47%
Citicorp Funding, Inc., Commercial Paper, 0.24%, due 4/29/11		$25,000,000	24,995,333	1.67%
Union Bank of California, Commercial Paper, 0.30%, due 5/2/11		$22,000,000	21,994,317	1.47%
Union Bank of California, Commercial Paper, 0.27%, due 5/2/11		$25,000,000	24,994,187	1.67%
Toyota Motor Credit Corporation, Commercial Paper, 0.20%, due 5/6/11		$20,000,000	19,996,111	1.33%
General Electric Capital Corporation, Commercial Paper, 0.23%, due 5/19/11		$9,000,000	8,997,240	0.60%
Toyota Motor Credit Corporation, Commercial Paper, 0.23%, due 6/1/11		$20,000,000	19,992,206	1.33%
American Express Credit Corporation, Commercial Paper, 0.20%, due 6/13/11		$12,000,000	11,995,133	0.80%
Cash Denominated in Foreign Currency	CAD	42,433	43,718	-
Cash Denominated in Foreign Currency		€116,973	165,611	0.01%
Cash Denominated in Foreign Currency		£100,175	160,561	0.01%
Cash Held on Account at Various Institutions		$5,121,696	5,121,696	0.34%
Total Cash and Cash Equivalents			234,781,820

Total Cash and Investments			$1,499,583,518	100.00%

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2011

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer – as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Principal amount denominated in foreign currencies. Amortized cost and fair value converted from foreign currencies to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Not a controlling position.

(7)	Includes investments with an aggregate fair value of $79,275,191 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $119,943,833 and $193,674,885, respectively.
Aggregate purchases includes investment assets received as payment in-kind.  Aggregate sales includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of March 31, 2011 was $938,670,674, or 62.60% of total cash and investments of the Company.

Options at March 31, 2011 were as follows:

Instrument	Notional Amount		Fair Value

Currency Options
Long
AUD Put Option, $0.818975, expires 6/28/11	AUD	1,297,161	$151
AUD Put Option, $0.818975, expires 12/28/11		1,210,684	9,138
AUD Put Option, $0.818975, expires 6/27/12		1,210,684	21,658
AUD Put Option, $0.818975, expires 12/27/12		2,421,368	66,424
AUD Put Option, $0.818975, expires 5/8/13		2,488,208	86,016
AUD Put Option, $0.818975, expires 11/6/13		14,012,139	610,029
Short
AUD Call Option $1.108025, expires 6/28/11		(1,297,161)	(2,544)
AUD Call Option $1.108025, expires 12/28/11		(1,210,684)	(12,915)
AUD Call Option $1.108025, expires 6/27/12		(1,210,684)	(19,950)
AUD Call Option $1.108025, expires 12/27/12		(2,421,368)	(47,383)
AUD Call Option $1.108025, expires 5/8/13		(2,488,208)	(52,368)
AUD Call Option $1.108025, expires 11/16/13		(14,012,139)	(303,213)
Net Currency Options			$355,043

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Three Months Ended March 31, 2011

Investment income
Interest income:
Unaffiliated issuers	$29,390,393
Affiliates	3,866,457
Other income	697,165
Total investment income	33,954,015

Operating expenses
Management and advisory fees	7,162,500
Interest expense	271,065
Amortization of deferred debt issuance costs	263,851
Commitment fees	144,684
Insurance expense	94,347
Legal fees, professional fees and due diligence expenses	93,361
Custody fees	44,000
Director fees	39,250
Other operating expenses	79,844
Total expenses	8,192,902

Net investment income	25,761,113

Net realized and unrealized gain (loss)
Net realized gain from:
Investments in unaffiliated issuers	27,299,105
Investments in affiliates	1,080,756
Foreign currency transactions	1,132,540
Net realized gain	29,512,401

Net change in net unrealized depreciation on:
Investments	(11,610,757)
Foreign currency	(658,865)
Net change in net unrealized depreciation	(12,269,622)

Net realized and unrealized gain	17,242,779

Dividends paid on Series A preferred equity facility	(867,478)
Net change in accumulated dividends on Series A preferred equity facility	(18,747)
Dividends paid on Series Z preferred shareholders	-
Net change in reserve for dividends to Series Z preferred shareholders	(5,600)

Net increase in net assets applicable to common shareholders
resulting from operations	$42,112,067

See accompanying notes.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Three Months
	Ended
	March 31, 2011	Year Ended
	(Unaudited)	December 31, 2010

Total common shareholder committed capital	$1,105,000,000	$1,105,000,000

Net assets applicable to common shareholders, beginning of period	$1,010,097,800	$940,230,903

Net investment income	25,761,113	107,002,523
Net realized gain	29,512,401	65,407,303
Net change in net unrealized depreciation	(12,269,622)	6,106,544
Dividends paid on Series A preferred equity facility from
net investment income	(867,478)	(3,661,319)
Net change in accumulated dividends on Series A preferred
equity facility	(18,747)	34,557
Dividends paid to Series Z preferred shareholders from
net investment income	-	(44,708)
Net change in reserve for dividends to Series Z preferred
shareholders	(5,600)	21,997
Net increase in net assets applicable to common
shareholders resulting from operations	42,112,067	174,866,897

Distributions to common shareholders from:
Net investment income	(46,000,000)	(105,000,000)

Net assets applicable to common shareholders, end of period
(including distributions in excess of net investment income of $21,869,523
and $744,411, respectively)	$1,006,209,867	$1,010,097,800

See accompanying notes.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows (Unaudited)

March 31, 2011

Operating activities
Net increase in net assets applicable to common shareholders
resulting from operations	$42,112,067
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash provided by operating activities:
Net realized gain	(29,512,401)
Net change in net unrealized depreciation	11,610,757
Dividends paid on Series A preferred equity facility	867,478
Net change in accumulated dividends on Series A preferred equity facility	18,747
Net change in reserve for dividends to Series Z preferred shareholders	5,600
Income from paid in-kind capitalization	(5,671,561)
Net amortization of market issue discount	(358,481)
Accretion of original issue discount	(1,496,974)
Amortization of deferred debt issuance costs	263,851
Changes in assets and liabilities:
Purchases of investments	(114,272,272)
Net proceeds from sales, maturities and paydowns of investments	193,674,885
Decrease in receivable for investments sold	3,265,002
Increase in accrued interest income - unaffiliated issuers	(633,460)
Increase in accrued interest income - affiliated issuers	(245,412)
Decrease in prepaid expenses and other assets	123,176
Decrease in payable for investments purchased	(4,813,320)
Increase in payable to investment manager	5,686
Increase in interest payable	1,522
Increase in accrued expenses and other liabilities	37,518
Net cash provided by operating activities	94,982,408

Financing activities
Proceeds from draws on credit facility	5,691,601
Dividends paid on Series A preferred equity facility	(867,478)
Net cash provided by financing activities	4,824,123

Net increase in cash and cash equivalents	99,806,531
Cash and cash equivalents at beginning of period	134,975,289
Cash and cash equivalents at end of period	$234,781,820

Supplemental disclosure:
Interest payments	$269,543

See accompanying notes.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

March 31, 2011

1.  Organization and Nature of Operations

Tennenbaum Opportunities Fund V, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes.  As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements.  The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities.  The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company’s investment operations commenced on October 10, 2006.  On December 15, 2006, the Company contributed substantially all of its assets to Tennenbaum Opportunities Partners V, LP, a Delaware Limited Partnership (the “Partnership”), in exchange for 100% of the Partnership’s common limited partner interests in a nontaxable transaction.  The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act, but has elected to be treated as a partnership for U.S. federal income tax purposes. Following the asset transfer, all portfolio activity has been conducted by and in the Partnership.

These consolidated financial statements include the accounts of the Company and the Partnership.  All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”).  The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership.  Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Company management consists of the Investment Manager and the Board of Directors. Partnership management consists of the General Partner and the Board of Directors.  The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership.  The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager.  Each Board of Directors consists of three persons, two of whom are independent. If the Company or the Partnership has preferred equity interests outstanding, as each currently

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

1.  Organization and Nature of Operations (continued)

does, the holders of the preferred interests voting separately as a class will be entitled to elect two of the Directors.  The remaining directors will be subject to election by holders of the common interests and preferred interests voting together as a single class.

Company Structure

Total maximum capitalization of the consolidated Company is approximately $1.91 billion, consisting of $1.105 billion of common equity commitments, $369 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), $436 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”) and $280,000 in Series Z preferred shares of the Company.  The contributed common equity, preferred equity and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company.  Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares.  The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by the Company as the holder of the common limited partner interests in the Partnership.  However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to October 10, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Common Equity

Investors committed to purchase $1.105 billion of the Company’s common shares on dates specified by the Company over a period ending on or prior to April 10, 2009. The Company accepted initial commitments of $725 million in October of 2006 (the “First Close”) and received 20% of this initial commitment at its inception of operations on October 10, 2006.  The Company accepted additional commitments of $260 million on February 22, 2007 (the “Second Close”), and received an initial 20% of these additional commitments on or about February 26, 2007.  The Company accepted a final commitment of $120 million on or about July 2, 2007 (the “Third Close”), and received an initial 20% of this third commitment on or about July 6, 2007.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

1.  Organization and Nature of Operations (continued)

The Company has called and received the remainder of the common shareholder commitments as follows:

Call Date	Share Issuance Date	Percent of Commitment
June 28 / July 2, 2007	August 1, 2007	10%
July 27, 2007	August 31, 2007	20%
November 29, 2007	January 2, 2008	10%
December 28, 2007	February 1, 2008	10%
July 31, 2008	November 3, 2008	10%
October 10, 2008	December 15, 2008	10%
January 2, 2009	February 2, 2009	10%

In order to ensure that the appropriate portion of the organizational, offering and operational expenses (excluding interest and preferred dividends) of the Company and the Partnership through the dates of the Second Close and the Third Close (each, a “Close”) was borne by the subscribers to the respective Close, the price per share of the initial drawdown in respect of the Second Close and the Third Close was net asset value plus a premium of approximately $873.88 and $1,815.34, respectively, and distributions in the aggregate amount of these premia ($308.50 and $148.24 per share, respectively) were declared to the Company’s common shareholders of record prior to the issuance of the new shares in the respective Close.  The aggregate effect of the premia received on the net asset value of the Company before the aforementioned distributions is reflected in the Financial Highlights as an increase from capital stock transactions of $456.74 per share, which was entirely offset by the aforementioned distributions.

Preferred Equity Facility

At March 31, 2011, the Partnership had 18,450 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per interest.  The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act.  At March 31, 2011, the Partnership was in full compliance with such requirements.

The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.65%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.65% or (ii) the CP Conduit’s cost of funds rate plus 0.65%, subject to certain limitations and adjustments.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  The following is a summary of the significant accounting policies of the Company and the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

All of the Company’s investments are generally held by the Partnership.  Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred.  Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation.  Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers.  Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by one or more independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval.  Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible.  The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future.  The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies (continued)

on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.  The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.  At March 31, 2011, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$55,146,000	$10,058,405
2	Other observable market inputs*	167,228,468	343,208,578	21,184,912
3	Independent third-party pricing sources that employ significant unobservable inputs	417,583,687	73,681,768	160,173,375
3	Internal valuations with significant unobservable inputs	2,815,271	-	13,721,234
Total		$587,627,426	$472,036,346	$205,137,926

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies (continued)

Changes in investments categorized as Level 3 during the three months ended March 31, 2011 were as follows:
	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$441,244,014	$84,300,000	$145,954,427
Net realized and unrealized gains (losses)	3,893,916	(13,580,549)	8,878,968
Acquisitions	99,907,806	3,920,757	6,423,538
Dispositions	(127,462,049)	(958,440)	(1,083,558)
Ending balance	$417,583,687	$73,681,768	$160,173,375

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$4,141,007	$(13,580,549)	$8,866,331

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$4,419,714	$-	$20,356,159
Net realized and unrealized gains (losses)	(40,689)	-	727,398
Acquisitions	54,459	-	-
Dispositions	(1,618,213)	-	-
Transfer out of Level 3	-	-	(7,362,323)
Ending balance	$2,815,271	$-	$13,721,234

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$-	$727,398

During the three months ended March 31, 2011, there were no transfers between Level 1 and Level 2. One investment transferred from Level 3 to Level 2 due to increased trading volumes.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies (continued)

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank.  Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments.  Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

 Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies.  At March 31, 2011, the Partnership held foreign currency denominated investments comprising approximately 12.45% of the Partnership’s total investments by fair value.  Such positions were converted at the closing rate in effect at March 31, 2011 and reported in U.S. dollars.  Purchases and sales of investments and income and expense items denominated

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies (continued)

in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.   The Company and the Partnership report that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain currency option transactions. The Company recognizes all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

Unrealized losses of $240,697 from derivative transactions during the three months ended March 31, 2011 were included in net change in unrealized depreciation on investments in the Statement of Operations.

Valuations of open option positions at March 31, 2011 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$ 355,043

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with placing the Partnership’s Senior Facility.  These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the operations of the Company or the Partnership.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

2.  Summary of Significant Accounting Policies (continued)

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Partnership to consider the collectability of interest when making accruals.  Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements.  The Partnership’s income or loss is reported in the partners’ income tax returns.  As of March 31, 2011, all tax years of the Company and the Partnership since January 1, 2007 remain subject to examination by federal tax authorities.  No such examinations are currently pending.

As of March 31, 2011, the tax basis components of distributable earnings (accumulated deficit), unrealized appreciation (depreciation) and cost of investments (including derivatives) were as follows:

Unrealized appreciation	$142,814,523
Unrealized depreciation	(217,460,700)
Net unrealized depreciation	$(74,646,177)

Cost	$1,339,802,918

3.  Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner of the Partnership until it has received 20% of all cumulative income and gain distributions.  80% of all remaining net income and gain distributions are allocated to the

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

3.  Allocations and Distributions (continued)

Company, with the remaining 20% allocated to the General Partner.  For purposes of determining whether the 8% return to the Company has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Company for periods prior to the inception of the Partnership.  Net investment income or loss, realized gain or loss on investments and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions.

Common distributions are generally based on the estimated taxable earnings of the Company and are recorded on the ex-dividend date.  The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with criteria for such distributions.  The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its Board of Directors, which has provided the Investment Manager with certain criteria for such distributions, and are generally based on amounts received from the Partnership, less any Company expenses and dividends to Series Z Preferred Shareholders. Any net long-term capital gains are distributed at least annually.  As of March 31, 2011, the Company had declared $288,563,371 to the common shareholders since inception.

The Company’s Series Z share dividend rate is fixed at 8% per annum.

4.  Management and Advisory Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.5% of the sum of the committed common equity (reduced after the ramp-up by returns of contributed capital), the maximum amount available under the Senior Facility, and the maximum amount of the Series A Preferred, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding.  In addition to the management fee, the General Partner of the Partnership is entitled to a performance allocation as discussed in Note 3, above.  As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager.  The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

5.  Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million.  The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.35% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.35% or (ii) the CP Conduit’s cost of funds plus 0.35%, subject to certain limitations.  Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.35% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum.  The weighted-average interest rate on outstanding borrowings at March 31, 2011 was 1.30%.  In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding.  The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants.  As of March 31, 2011, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation.  At March 31, 2011, outstanding borrowings included €69,000,000 (US $97,690,200), and interest payable included €3,044 (US $4,308).

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Company and the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk (continued)

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications. The maximum exposure of the Company and the Partnership under these arrangements is unknown. However, the Company and the Partnership expect the risk of loss to be remote.

The Consolidated Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $23.0 million at March 31, 2011.  These instruments are reflected at fair value in the Statement of Investments and may be drawn up to the principal amount shown.

7.  Related Parties

The Company, the Partnership, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Company which are funded by or reimbursable through contributions from or deductions from distributions to the Company. At March 31, 2011, the Company had a receivable from the Partnership, and the Partnership had a payable to the Company, in the amount of $728,967 as reflected in the Consolidating Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Partnership and receives reimbursement from the Partnership. At March 31, 2011, such reimbursable amounts totaled $56,295, as reflected in the Consolidated Statement of Assets and Liabilities.

8.  Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had 560 Series Z preferred shares authorized, issued and outstanding as of March 31, 2011.  The Series Z preferred shares have a liquidation preference of $500 per share plus accumulated but unpaid dividends and pay dividends at an annual rate equal to 8% of liquidation preference.  The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Continued)

March 31, 2011

9. Financial Highlights

	Three Months
	Ended					October 10, 2006
	March 31, 2011	Year Ended December 31,				(Inception) to
	(Unaudited)	2010	2009	2008	2007	December 31, 2006

Per Common Share(1)
Net asset value, beginning of period	$12,902.36	$12,009.93	$7,317.59	$15,376.96	$20,038.77	$20,000.00

Equity placement costs charged to paid-in capital	-	-	(6.86)	(18.62)	(355.40)	(10.34)

Investment operations:
Net investment income (loss)	329.06	1,366.78	1,022.14	1,095.15	(666.61)	(111.27)
Net realized and unrealized gain (loss)	220.25	913.47	4,688.68	(8,186.72)	(2,506.47)	164.16
Dividends on Series A preferred equity facility	(11.08)	(46.77)	(50.27)	(104.90)	(79.02)	-
Net change in accumulated dividends on Series A
preferred equity facility	(0.24)	0.44	9.72	5.96	(74.10)	(3.07)
Dividends to Series Z preferred shareholders	-	(0.57)	-	(0.95)	-	-
Net change in reserve for dividends to Series Z
preferred shareholders	(0.07)	0.28	(0.29)	0.51	(1.36)	(0.71)
Total from investment operations	537.92	2,233.63	5,669.98	(7,190.95)	(3,327.56)	49.11

Net increase from capital stock transactions	-	-	-	-	456.74	-

Distributions to common shareholders from:
Net investment income	(587.58)	(1,341.20)	(970.78)	(849.80)	-	-
Returns of capital	-	-	-	-	(1,435.59)	-
Net asset value, end of period	$12,852.70	$12,902.36	$12,009.93	$7,317.59	$15,376.96	$20,038.77

Return on invested assets (2), (3)	3.8%	18.0%	58.9%	(32.0)%	(3.3)%	3.2%

Total return to common shareholders (2), (4)	4.2%	19.4%	81.6%	(51.2)%	(19.2)%	0.2%
Less: performance allocation	-	-	-	-	-	-
Return to common shareholders (2), (4)	4.2%	19.4%	81.6%	(51.2)%	(19.2)%	0.2%

Ratios to average common equity: (5), (6)
Net investment income (loss)	10.2%	10.9%	11.2%	8.7%	0.1%	(3.3)%
Expenses	3.2%	3.4%	4.9%	7.9%	11.7%	14.3%
Expenses and General Partner allocation	3.2%	3.4%	4.9%	7.9%	11.7%	14.3%

Ending common shareholder equity	$1,006,209,867	$1,010,097,800	$940,230,903	$463,448,012	$694,367,823	$145,281,047
Portfolio turnover rate (2)	9.3%	66.8%	48.3%	61.5%	42.7%	6.1%
Weighted-average debt outstanding	$90,102,002	$82,122,988	$119,602,754	$347,492,137	$125,714,977	$4,253,012
Weighted-average interest rate	1.2%	0.9%	1.3%	3.8%	5.5%	5.7%
Weighted-average number of shares	78,287.8060	78,287.8060	78,246.8351	50,800.8348	19,776.0839	7,250.0000
Average debt per share (7)	$1,151	$1,049	$1,529	$6,840	$6,357	$587

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2011

9. Financial Highlights (continued)

Annualized Inception to Date Performance Data as of March 31, 2011:
Return on invested assets (3)	6.6%
Internal rate of return (8)	5.4%

(1)	Per share changes in net asset value are computed based on the actual number of shares subscribed and outstanding during the time in which such activity occurred.

(2)	Not annualized for periods of less than one year.

(3)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(4)
Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and fund expenses, including financing costs and management fees) calculated on a monthly geometrically linked, time-weighted basis.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)
These ratios included interest expense but do not reflect the effect of dividend payments on the preferred equity facility.  The ratio of expenses to average common shareholder equity is higher in earlier periods, and net investment income to average common shareholder equity is reduced, due to the Company's relatively smaller capital base while the Company was ramping up.

(7)	Includes subscribed shares.

(8)
Returns are net of dividends on the preferred equity facility, allocations to the General Partner and fund expenses, including financing costs and management fees.  Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays.  The IRR presented assumes liquidation of the fund at net asset value as of the balance sheet date, and is reduced in earlier periods due to the equity placement and offering costs that were charged to paid-in capital and the organizational costs that were expensed at the inception of the Company.

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (Unaudited)

March 31, 2011

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

Doral GP, Ltd., GP Interest	$225	$-	$-	$225
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	3,825,000	262,276	(3,825,000)	-
Encompass Digital Media Group, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	71,586,882	765,192	(15,728,570)	56,165,009
Encompass Digital Media Group, Inc., Common Stock	3,031,875	-	-	3,571,875
Encompass Digital Media Group, Inc., 1st Lien Term Loan,
LIBOR + 6%, due 2/28/16	-	9,649,579	-	10,139,062
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14	14,854,583	-	(811,875)	14,042,708
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
18% PIK, due 3/31/15	1,749,916	120,744	-	1,870,660
ESP Holdings, Inc., 15% PIK, Preferred Stock	988,369	-	-	1,043,499
ESP Holdings, Inc., Common Stock	2,487,659	-	-	1,858,795
Fleetwood Enterprises, Inc., Common Stock	11,501	-	-	11,501
Integra Telecom Holdings, Inc., 1st Lien Term Loan,
LIBOR + 7.25%, due 4/15/15	15,835,461	-	-	15,846,272
Integra Telecom, Inc., Common Stock	51,369,376	-	-	51,655,953
Integra Telecom, Inc., Warrants	44,376	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15%, due 11/21/17	-	1,639,329	-	3,632,543
Medfort, S.a.r.1,. 1st Lien Term Loan B, 1%, due 11/21/17	-	39,661,308	(1,234)	25,885,549
Online Resources Corporation, Common Stock	9,111,210	-	-	7,406,532
Perseus Holdings S.A., Common Stock	-	5,385,679	-	10,177,478
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17	-	4,635,071	-	11,335,249
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	-	3,646,179	-	2,333,697
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17	-	13,270,962	-	8,493,957
TOPV New World Holdings, LLC, Membership Interests	65,524,403	216,601	-	67,146,975

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

March 31, 2011

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
GSI Group, Inc., Common Stock	7/23/10	6,788,812
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	Various 2010	16,469,312
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
Hawaiian Telcom Holdco, Inc., Common Stock	Var. 2010 & 2011	7,795,324
Hawaiian Telcom Holdco, Inc., Warrants	Various 2008	5,025,972
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	17,780,617
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	15,282,535
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,702
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/31/07	69,576,180
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 9.75%, due 12/15/16	Various 2011	8,342,814
Precision Holdings, LLC, Class C Membership Interests	9/30/10	1,858
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	Various 2010	32,600,251
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	2,180,234
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	4,948,341
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	4,963,486
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	1,927,956
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	4,321,485
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	5,322,024
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	5,827,876
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	1,157,966
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	1,142,820
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	1,770,975
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	1,753,193
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	1,341,872

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

March 31, 2011

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments:
Unaffiliated issuers	$-	$972,184,159	$-	$972,184,159
Investment in subsidiary	1,006,373,112	-	(1,006,373,112)	-
Affiliates	-	292,617,539	-	292,617,539
Total investments	1,006,373,112	1,264,801,698	(1,006,373,112)	1,264,801,698

Cash and cash equivalents	-	234,781,820	-	234,781,820
Distribution receivable	46,000,000	-	(46,000,000)	-
Accrued interest income	-	18,434,743	-	18,434,743
Receivable for investments sold	-	11,297,599	-	11,297,599
Deferred debt issuance costs	-	4,029,639	-	4,029,639
Currency options	-	793,416	-	793,416
Receivable from the Partnership	728,967	-	(728,967)	-
Prepaid expenses and other assets	17,900	52,836	-	70,736
Total assets	1,053,119,979	1,534,191,751	(1,053,102,079)	1,534,209,651

Liabilities
Credit facility payable	-	97,690,200	-	97,690,200
Distributions payable	46,000,000	46,000,000	(46,000,000)	46,000,000
Payable for investments purchased	-	10,125,158	-	10,125,158
Management and advisory fees payable	-	2,387,500	-	2,387,500
Payable to the Company	-	728,967	(728,967)	-
Equity placement costs payable	543,163	-	-	543,163
Currency options written	-	438,373	-	438,373
Payable to the Investment Manager	19,257	37,038	-	56,295
Interest payable	-	4,308	-	4,308
Accrued expenses and other liabilities	60,625	520,870	-	581,495
Total liabilities	46,623,045	157,932,414	(46,728,967)	157,826,492

Preferred stock
Series Z preferred stock	280,000	-	-	280,000
Accumulated dividends on Series Z preferred stock	7,067	-	-	7,067
Total preferred stock	287,067	-	-	287,067

Preferred equity facility
Series A preferred limited partner interests	-	369,000,000	-	369,000,000
Accumulated dividends on Series A
preferred equity facility	-	886,225	-	886,225
Total preferred limited partner interests	-	369,886,225	-	369,886,225

Net assets	$1,006,209,867	$1,006,373,112	$(1,006,373,112)	$1,006,209,867

Composition of net assets
Common stock	$78	$-	$-	$78
Additional paid-in capital	1,078,833,219	1,081,728,330	(1,081,728,330)	1,078,833,219
Accumulated losses	(72,616,363)	(75,355,218)	75,355,218	(72,616,363)
Accumulated dividends to Series Z
preferred shareholders	(7,067)	-	-	(7,067)
Net assets	$1,006,209,867	$1,006,373,112	$(1,006,373,112)	$1,006,209,867

Tennenbaum Opportunities Fund V, LLC
(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Three Months Ended March 31, 2011

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income:
Unaffiliated issuers	$-	$29,390,393	$-	$29,390,393
Affiliates	-	3,866,457	-	3,866,457
Other income	-	697,165	-	697,165
Total interest and related investment income	-	33,954,015	-	33,954,015

Operating expenses:
Management and advisory fees	-	7,162,500	-	7,162,500
Interest expense	-	271,065	-	271,065
Amortization of deferred debt issuance costs	-	263,851	-	263,851
Commitment fees	-	144,684	-	144,684
Insurance expense	24,727	69,620	-	94,347
Legal fees, professional fees and
due diligence expenses	28,654	64,707	-	93,361
Custody fees	-	44,000	-	44,000
Director fees	13,082	26,168	-	39,250
Other operating expenses	(7,299)	87,143	-	79,844
Total expenses	59,164	8,133,738	-	8,192,902

Net investment income	(59,164)	25,820,277	-	25,761,113

Net realized and unrealized gain (loss)
Net realized gain from:
Investments in unaffiliated issuers	-	27,299,105	-	27,299,105
Investments in affiliates	-	1,080,756	-	1,080,756
Foreign currency transactions	-	1,132,540	-	1,132,540
Net realized gain	-	29,512,401	-	29,512,401
Net change in net unrealized depreciation	42,176,831	(12,269,622)	(42,176,831)	(12,269,622)
Net realized and unrealized gain	42,176,831	17,242,779	(42,176,831)	17,242,779

Dividends paid on Series A preferred equity facility	-	(867,478)	-	(867,478)
Net change in accumulated dividends on
Series A preferred equity facility	-	(18,747)	-	(18,747)
Dividends paid to Series Z preferred shareholders	-	-	-	-
Net change in reserve for distributions to
Series Z preferred shareholders	(5,600)	-	-	(5,600)
Net increase in net assets resulting
from operations	$42,112,067	$42,176,831	$(42,176,831)	$42,112,067